4. Changes in accounting practices and disclosures (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	R$ 3,029,191	R$ 2,283,047	R$ 1,886,221	R$ 1,639,214
Trade receivables	1,843,333	1,672,595
Accounts receivable from related parties	174,148	180,773
Inventories	65,596	85,671
Restricted cash	31,900	18,822
Recoverable taxes	380,703	276,585
Other receivables	77,371	56,592
Total current assets	5,602,242	4,574,085
Noncurrent assets
Trade receivables	209,083	215,910
Accounts receivable from related parties	669,102	634,387
Escrow deposits	152,018	122,686
Water National Agency - ANA	49,136	70,487
Other receivables	103,310	113,123
Investments	44,587	36,932	31,096
Investment properties	47,620	57,652	57,968	56,957
Contract asset	7,407,948	0
Intangible assets	29,012,460	33,466,132	31,246,788	28,513,626
Property, plant and equipment	267,612	255,050	R$ 302,383	R$ 325,076
Total noncurrent assets	37,962,876	34,972,359
Total assets	R$ 43,565,118	39,546,444
Previously Reported
Current assets
Cash and cash equivalents		2,283,047
Trade receivables		1,672,595
Accounts receivable from related parties		180,773
Inventories		85,671
Restricted cash		18,822
Recoverable taxes		276,585
Other receivables		56,592
Total current assets		4,574,085
Noncurrent assets
Trade receivables		215,910
Accounts receivable from related parties		634,387
Escrow deposits		122,686
Water National Agency - ANA		70,487
Other receivables		113,123
Investments		36,932
Investment properties		57,652
Contract asset		0
Intangible assets		33,466,132
Property, plant and equipment		255,050
Total noncurrent assets		34,972,359
Total assets		39,546,444
Impact of IFRS 15
Current assets
Cash and cash equivalents		0
Trade receivables		0
Accounts receivable from related parties		0
Inventories		0
Restricted cash		0
Recoverable taxes		0
Other receivables		0
Total current assets		0
Noncurrent assets
Trade receivables		0
Accounts receivable from related parties		0
Escrow deposits		0
Water National Agency - ANA		0
Other receivables		0
Investments		0
Investment properties		0
Contract asset		10,387,715
Intangible assets		(10,387,715)
Property, plant and equipment		0
Total noncurrent assets		0
Total assets		0
As Adjusted
Current assets
Cash and cash equivalents		2,283,047
Trade receivables		1,672,595
Accounts receivable from related parties		180,773
Inventories		85,671
Restricted cash		18,822
Recoverable taxes		276,585
Other receivables		56,592
Total current assets		4,574,085
Noncurrent assets
Trade receivables		215,910
Accounts receivable from related parties		634,387
Escrow deposits		122,686
Water National Agency - ANA		70,487
Other receivables		113,123
Investments		36,932
Investment properties		57,652
Contract asset		10,387,715
Intangible assets		23,078,417
Property, plant and equipment		255,050
Total noncurrent assets		34,972,359
Total assets		R$ 39,546,444